PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2013
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
8	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consisted of the following:

	At December 31,
	2012	2013

Buildings	$30,588	$31,454
Leasehold improvements	1,101	948
Furniture, fixtures and equipment	4,016	4,461
Motor vehicles	586	538
Plant and machinery	10,624	11,105
Total	46,915	48,506
Less: Accumulated depreciation	(14,594)	(16,610)
Property, plant and equipment, net	$32,321	$31,896

The Group has recorded depreciation expense of $2,109, $2,290 and $2,072 for the years ended December 31, 2011, 2012 and 2013, respectively.